Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 655
2024	762
2025	694
2026	3
2027	643
Thereafter	756
Total long-term debt	$ 3,513